VANECK RUSSIA ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Sberbank of Russia PJSC * 46,050,016 $ 0
VTB Bank PJSC *∞ 13,375,470 0
0
Consumer Discretionary Distribution &
Retail : 0.0%
Ozon Holdings PLC (ADR) * †∞ 8,707 0
Underline
Energy : 0.0%
Gazprom PJSC *∞ 45,772,138 0
LUKOIL PJSC *∞ 2,063,982 0
Novatek PJSC *∞ 7,452,940 0
Rosneft Oil Co. PJSC *∞ 16,922,345 0
Surgutneftegas PAO *∞ 125,211,510 0
Surgutneftegas PAO (ADR) *∞ 1,364,815 0
Tatneft PJSC (ADR) *∞ 3,393,156 0
0
Financial Services : 0.0%
Moscow Exchange MICEX-RTS
PJSC *∞ 17,946,312 0
Underline
Materials : 0.0%
Alrosa PJSC *∞ 33,188,190 0
Evraz PLC *∞ 266,000 1
GMK Norilskiy Nickel PAO *∞ 52,917,800 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 4 0
Novolipetsk Steel PJSC * 22,272,460 0
PhosAgro PJSC *∞ 705,974 0
PhosAgro PJSC (GDR) ∞ 13,644 0
Polyus PJSC (GDR) *∞ 1,155,875 0
Raspadskaya OJSC *∞ 730,890 0
Severstal PAO (GDR) *∞ 3,405,164 0
1
Media & Entertainment : 0.0%
VK IPJSC (GDR) *∞ 2,338,938 0
Underline
Telecommunication Services : 0.0%
Rostelecom PJSC *∞ 13,944,591 0
Underline
Number
of Shares Value
Utilities : 0.0%
Inter RAO UES PJSC *∞ 482,502,010 $ 0
Irkutsk Electronetwork Co.
JSC *∞ 7,410,870 0
0
Total Common Stocks
(Cost: $1,403,242,109) 1
PREFERRED SECURITIES: 0.0%
(Cost: $46,034,628)
Energy : 0.0%
Transneft PJSC ∞ 2,097,200 0
Underline
MONEY MARKET FUND: 100.4%
(Cost: $33,254,613)
State Street Institutional
Treasury Plus - Premier Class
420.41% 33,254,613 33,254,613
Underline
Total Investments Before Collateral for
Securities Loaned: 100.4%
(Cost: $1,482,531,350) 33,254,614
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5%
(Cost: $150,705)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(a) 150,705 150,705
Total Investments: 100.9%
(Cost: $1,482,682,055) 33,405,319
Liabilities in excess of other assets: (0.9)% (312,950)
NET ASSETS: 100.0% $ 33,092,369
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Security fully or partially on loan. Total market value of securities on loan is 0.
(a) Rate shown is the 1-day yield as of 09/30/25.